Commitments and Contingencies (Details) - Standby Letters of Credit - Line of Credit $ in Millions	9 Months Ended
Sep. 30, 2026 USD ($)
Line of Credit Facility [Line Items]
Commitment	$ 340.0
In Use	97.0
Letters of credit outstanding, amount	$ 105.5
Minimum
Line of Credit Facility [Line Items]
Debt instrument, term	1 year
Maximum
Line of Credit Facility [Line Items]
Debt instrument, term	3 years
Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	$ 135.0
In Use	36.8
Letters of credit outstanding, amount	42.5
Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	14.2
Letters of credit outstanding, amount	15.9
Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	135.0
In Use	44.1
Letters of credit outstanding, amount	44.4
Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	0.0
In Use	1.9
Letters of credit outstanding, amount	2.7
Unsecured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	20.0
In Use	2.9
Unsecured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	20.0
In Use	6.7
Secured | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	115.0
In Use	33.9
Secured | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	70.0
In Use	14.2
Secured | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	115.0
In Use	37.4
Secured | Bank of Montreal
Line of Credit Facility [Line Items]
Commitment	0.0
In Use	1.9
Uncommitted Tranche | Lloyds Bank plc
Line of Credit Facility [Line Items]
Commitment	65.0
Uncommitted Tranche | Citibank N.A. London branch
Line of Credit Facility [Line Items]
Commitment	200.0
Ancillary own funds | Barclays Bank plc
Line of Credit Facility [Line Items]
Commitment	$ 65.0